Related Party Transactions - Transactions with Investees (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction
Advertising revenues earned from related party		¥ 28,629	¥ 37,639	¥ 50,700
Tianbo
Related Party Transaction
Advertising revenues earned from related party	[1]			16
Advances provided to related party	[1]			247
Other Investee
Related Party Transaction
Revenues earned from related party				315
Revenue sharing fees charged by investees				(62)
Fengyi Technology
Related Party Transaction
Advertising revenues earned from/(agency service fees paid to) related party		¥ (1,047)	3,721	12,612
Advertising and promotion expenses charged			¥ (142)
Particle
Related Party Transaction
Other income earned from related party				¥ 1,990

[1]	As Tianbo has been consolidated starting from April 1, 2019, related party transactions with Tianbo in 2019 only included those incurred from January 1, 2019 to March 31, 2019